UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.57%

CORPORATE BONDS 88.12%

Air Transportation 0.67%

Air Canada (Canada)†(a)	7.75%	4/15/2021	$200	$211,000

Auto Parts: Original Equipment 0.62%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	195,000

Automotive 0.64%

Hyundai Capital America†	2.60%	3/19/2020	200	199,571

Banks: Money Center 2.64%
Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	200	205,500
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	200	205,400
Export-Import Bank of Korea (South Korea)(a)	2.25%	1/21/2020	200	200,056
Export-Import Bank of Korea (South Korea)(a)	4.00%	1/29/2021	200	215,796
Total				826,752

Banks: Regional 14.14%

ADCB Finance Cayman Ltd.	2.75%	9/16/2019	200	201,500
Banco Davivienda SA (Colombia)†(a)	2.95%	1/29/2018	200	198,000
Banco Internacional del Peru (Panama)†(a)	5.75%	10/7/2020	200	215,500
Bancolombia SA (Colombia)(a)	6.875%	5/25/2017	200	212,000
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	220,186
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024	200	203,874
Bank of India (Jersey)(a)	3.125%	5/6/2020	200	198,159
CBQ Finance Ltd.†	7.50%	11/18/2019	100	117,615
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	199,549
DBS Bank Ltd. (Singapore)†(a)	2.35%	2/28/2017	200	203,208
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	223,275
Industrial Bank of Korea (South Korea)†(a)	2.00%	4/23/2020	200	197,553
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	206,768
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019	200	191,500
Popular, Inc.	7.00%	7/1/2019	30	28,612
QNB Finance Ltd.	2.875%	4/29/2020	200	204,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	$200	$203,836
Siam Commercial Bank Ltd. (Hong Kong)†(a)	3.375%	9/19/2017	200	204,942
State Bank of India (United Kingdom)†(a)	3.25%	4/18/2018	200	203,900
Trade & Development Bank of Mongolia LLC (Mongolia)†(a)	9.375%	5/19/2020	400	391,993
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021	200	188,000
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	207,044
Total				4,421,014

Beverages 2.45%

Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	200	210,300
Coca-Cola Femsa SAB de CV (Mexico)(a)	5.25%	11/26/2043	150	164,946
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	200	196,560
JB y Co. SA de CV (Mexico)†(a)	3.75%	5/13/2025	200	192,494
Total				764,300

Building Materials 1.76%

Celulosa Arauco y Constitucion SA (Chile)(a)	5.00%	1/21/2021	150	157,415
Cemex SAB de CV (Mexico)†(a)	7.25%	1/15/2021	200	200,000
Union Andina de Cementos SAA (Peru)†(a)	5.875%	10/30/2021	200	193,000
Total				550,415

Business Services 1.35%

DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	212,500
HPHT Finance 15 Ltd.†	2.875%	3/17/2020	210	209,956
Total				422,456

Chemicals 4.48%

Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	200	201,240
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	200	201,820
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	201,700
PhosAgro OAO via PhosAgro Bond Funding Ltd. (Ireland)†(a)	4.204%	2/13/2018	200	198,325
PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	200	205,343
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	400	391,000
Total				1,399,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications & Media 0.58%

Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	$200	$181,000

Containers 0.37%

PaperWorks Industries, Inc.†	9.50%	8/15/2019	120	116,400

Diversified 0.44%

Hutchison Whampoa International 03/33 Ltd.	7.45%	11/24/2033	100	136,284

Drugs 0.65%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	202,703

Electric: Power 6.06%

AES El Salvador Trust II†	6.75%	3/28/2023	200	179,000
AES Gener SA (Chile)†(a)	5.00%	7/14/2025	200	203,242
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	120,979
E.CL SA (Chile)†(a)	4.50%	1/29/2025	200	199,351
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	200	188,000
Korea East-West Power Co. Ltd. (South Korea)†(a)	2.50%	6/2/2020	200	201,644
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	3.25%	6/15/2025	200	202,226
Korea Western Power Co. Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	204,595
Lamar Funding Ltd.†	3.958%	5/7/2025	200	187,750
Saudi Electricity Global Sukuk Co. 3†	4.00%	4/8/2024	200	207,400
Total				1,894,187

Engineering & Contracting Services 1.27%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	9.75%	11/13/2019	200	199,000
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	198,970
Total				397,970

Financial Services 4.25%

Agricola Senior Trust†	6.75%	6/18/2020	220	219,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021	$200	$204,872
Guanay Finance Ltd.†	6.00%	12/15/2020	200	198,250
Indian Railway Finance Corp., Ltd. (India)(a)	3.917%	2/26/2019	200	207,362
Link Finance Cayman 2009 Ltd. (The)	3.60%	9/3/2024	200	198,056
Mubadala GE Capital Ltd. (United Arab Emirates)†(a)	3.00%	11/10/2019	200	199,124
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	100,250
Total				1,327,342

Food 3.24%

Cencosud SA (Chile)†(a)	5.50%	1/20/2021	200	208,236
Diamond Foods, Inc.†	7.00%	3/15/2019	25	25,765
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	210,820
Grupo Bimbo SAB de CV (Mexico)†(a)	4.875%	6/27/2044	200	177,664
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	200	193,000
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	200	176,000
WhiteWave Foods Co. (The)	5.375%	10/1/2022	20	20,800
Total				1,012,285

Gaming 0.10%

Mohegan Tribal Gaming Authority	9.75%	9/1/2021	30	30,675

Government 0.65%

EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%	2/19/2019	200	201,758

Health Care Products 0.10%

Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	35	30,428

Household Equipment/Products 0.61%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	189,600

Household Furnishings 0.57%

Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	200	178,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Industrial Products 0.61%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	$200	$189,220

Insurance 0.64%

AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	200,467

Investment Management Companies 0.58%

Grupo Aval Ltd.†	4.75%	9/26/2022	200	180,900

Jewelry, Watches & Gemstones 0.67%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	209,612

Lodging 0.57%

MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	200	177,000

Machinery: Agricultural 0.54%

MHP SA (Ukraine)†(a)	8.25%	4/2/2020	200	169,277

Machinery: Oil Well Equipment & Services 0.60%

Ferreycorp SAA (Peru)†(a)	4.875%	4/26/2020	200	186,000

Media 1.88%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	207,750
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	200	196,688
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	182,000
Total				586,438

Metal Fabricating 0.60%

Elementia SAB de CV (Mexico)†(a)	5.50%	1/15/2025	200	188,000

Metals & Minerals: Miscellaneous 0.65%

Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	204,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 1.26%

Majapahit Holding BV (Netherlands)†(a)	8.00%	8/7/2019	$200	$220,760
Marfrig Holding Europe BV (Netherlands)†(a)	6.875%	6/24/2019	200	173,500
Total				394,260

Natural Gas 2.51%

Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	196	186,049
Korea Gas Corp. (South Korea)†(a)	3.50%	7/21/2025	200	205,694
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	178	204,633
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	188,250
Total				784,626

Oil 5.48%

CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	48	47,280
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	200	200,750
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	226,209
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	200	173,500
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	166,750
Genel Energy Finance plc (United Kingdom)†(a)	7.50%	5/14/2019	200	165,540
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	35	29,925
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	171,000
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	2.875%	5/13/2020	200	197,258
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	35	27,563
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	109,229
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	131	140,923
RSP Permian, Inc.	6.625%	10/1/2022	30	28,950
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	30	28,350
Total				1,713,227

Oil: Crude Producers 0.58%

PTT PCL (Thailand)†(a)	4.50%	10/25/2042	200	181,241

Oil: Integrated International 1.03%

Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	100	66,820
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	100	80,750
YPF SA (Argentina)†(a)	8.50%	7/28/2025	200	174,500
Total				322,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.70%

Mercer International, Inc. (Canada)(a)	7.75%	12/1/2022	$25	$25,375
Suzano Trading Ltd.†	5.875%	1/23/2021	200	195,000
Total				220,375

Real Estate Investment Trusts 6.58%

China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	188,572
Country Garden Holdings Co., Ltd. (China)†(a)	7.50%	1/10/2023	400	397,983
Greenland Global Investment Ltd.	4.375%	7/3/2019	200	195,859
JAFZ Sukuk 2019 Ltd. (United Arab Emirates)(a)	7.00%	6/19/2019	200	228,410
MAF Global Securities Ltd.	5.25%	7/5/2019	200	214,130
Qatari Diar Finance Co. (Qatar)†(a)	5.00%	7/21/2020	200	223,766
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	200	207,494
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	200	202,204
Yuzhou Properties Co., Ltd. (China)(a)	8.625%	1/24/2019	200	197,217
Total				2,055,635

Retail 1.40%

Hot Topic, Inc.†	9.25%	6/15/2021	20	19,300
Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017	200	204,638
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	190,000
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	25	24,438
Total				438,376

Steel 0.57%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	177,363
Glencore Funding LLC†	4.625%	4/29/2024	3	2,310
Total				179,673

Technology 1.25%

Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	200	187,212
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	200	203,509
Total				390,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 7.74%

Altice Luxembourg SA (Luxembourg)†(a)	7.625%	2/15/2025		$200	$177,125
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023		200	211,682
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024		200	198,060
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024		200	204,259
GCX Ltd. (India)†(a)	7.00%	8/1/2019		200	190,699
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023		200	181,000
Ooredoo International Finance Ltd.†	5.00%	10/19/2025		200	216,750
Sable International Finance Ltd.†	6.875%	8/1/2022		200	202,500
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021		400	443,566
Sixsigma Networks Mexico SA de CV (Mexico)†(a)	8.25%	11/7/2021		200	188,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(a)	7.748%	2/2/2021		200	205,126
Total					2,419,517

Telephone-Long Distance 0.62%

America Movil SAB de CV (Mexico)(a)	3.125%	7/16/2022		200	194,680

Transportation: Miscellaneous 1.91%

Autoridad del Canal de Panama (Panama)†(a)(b)	4.95%	7/29/2035		200	198,690
Lima Metro Line 2 Finance Ltd.†	5.875%	7/5/2034		200	194,500
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020		200	204,933
Total					598,123

Utilities: Electrical 1.51%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	6.50%	10/27/2036		200	245,950
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019		200	226,000
Total					471,950
Total Corporate Bonds (cost $28,032,044)					27,544,336

FOREIGN BOND(c) 0.37%

Netherlands

Technology

United Group BV† (cost $140,736)	7.875%	11/15/2020	EUR	100	115,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.47%

Argentina 0.99%

Provincia de Buenos Aires†(a)	9.95%	6/9/2021		$200	$189,500
Republic of Argentina(a)	8.75%	5/7/2024		130	121,550
Total					311,050

Cyprus 0.23%

Republic of Cyprus(c)	4.75%	6/25/2019	EUR	60	71,273

Egypt 0.61%

Arab Republic of Egypt(a)	5.875%	6/11/2025		$200	189,500

Jamaica 0.64%

Government of Jamaica(a)	6.75%	4/28/2028		200	201,500
Total Foreign Government Obligations (cost $803,096)					773,323

U.S. TREASURY OBLIGATIONS 2.61%

U.S. Treasury Bond	3.00%	5/15/2045		360	368,503
U.S. Treasury Note	2.00%	8/15/2025		450	447,703
Total U.S. Treasury Obligations (cost $807,931)					816,206
Total Long-Term Investments (cost $29,783,807)					29,249,795

SHORT-TERM INVESTMENT 7.03%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $2,230,000 of U.S. Treasury Note at 1.375% due 5/31/2020; value: $2,241,150; proceeds: $2,196,622 (cost $2,196,622)				2,197	2,196,622
Total Investments in Securities 100.60% (cost $31,980,429)					31,446,417
Liabilities in Excess of Cash and Other Assets(d) (0.60%)					(187,419)
Net Assets 100.00%					$31,258,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2015

EUR	euro.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Morgan Stanley	11/3/2015	1,850,000	$531,839	$461,704	$70,135

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Morgan Stanley	11/3/2015	1,850,000	$503,703	$461,704	$(41,999)
euro	Sell	Morgan Stanley	11/13/2015	172,000	189,672	192,317	(2,645)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(44,644)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$27,544,336	$—	$27,544,336
Foreign Bond	—	115,930	—	115,930
Foreign Government Obligations	—	773,323	—	773,323
U.S. Treasury Obligations	—	816,206	—	816,206
Repurchase Agreement	—	2,196,622	—	2,196,622
Total	$—	$31,446,417	$—	$31,446,417
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$70,135	$—	$70,135
Liabilities	—	(44,644)	—	(44,644)
Total	$—	$25,491	$—	$25,491

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 86.09%

ASSET-BACKED SECURITIES 18.30%

Automobiles 6.97%

AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	$37	$37,395
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	256,962
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	251,502
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	490	490,013
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	462	472,489
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	463	473,703
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,390	1,416,965
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	459	466,162
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	328	329,981
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	914	925,422
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,812	1,812,381
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,650	1,654,155
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	531	532,396
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	339	339,595
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	251	250,808
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	23	23,109
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	550	550,032
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	1,090	1,089,952
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	1,715	1,706,698
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	1,761	1,759,783
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	739	740,771
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	86	85,810
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	959	958,338
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	546	546,097
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,240	1,239,352
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	490	489,709
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	736	736,536
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	810	809,898
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,270	1,273,157
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	578	577,910
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	489	488,439
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,263	1,263,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	$409	$409,176
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	800	801,970
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	458	461,980
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	880	879,932
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	2,265	2,265,165
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	153	153,014
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,371	1,373,191
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	420	420,057
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	455	457,853
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	537	541,558
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	2,373	2,368,571
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	1,198	1,198,498
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	258	258,301
Total				35,638,361

Credit Cards 3.73%

American Express Credit Account Master Trust 2012-5 A	0.59%	5/15/2018	891	891,007
Bank of America Credit Card Trust 2014-A3 A	0.497%#	1/15/2020	1,460	1,459,779
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,315	1,320,741
Capital One Multi-Asset Execution Trust 2015-A3	0.607%#	3/15/2023	1,928	1,920,778
Chase Issuance Trust 2012-A8	0.54%	10/16/2017	2,575	2,575,019
Citibank Credit Card Issuance Trust 2012-A1	0.55%	10/10/2017	1,459	1,459,022
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	1,575	1,583,021
Discover Card Execution Note Trust 2012-B3	0.657%#	5/15/2018	1,285	1,284,917
Synchrony Credit Card Master Note Trust 2011-2 A	0.687%#	5/15/2019	1,375	1,375,042
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	2,170	2,172,028
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	1,050	1,050,605
World Financial Network Credit Card Master Trust 2014-A	0.587%#	12/15/2019	2,000	2,000,171
Total				19,092,130

Other 7.60%

Avenue CLO VI Ltd. 2007-6A A2†	0.624%#	7/17/2019	500	496,739
Avery Point IV CLO Ltd. 2014-1A A†	1.797%#	4/25/2026	1,000	1,000,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

BlueMountain CLO Ltd. 2014-3A A1†	1.755	%#	10/15/2026	$500	$499,411
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.425	%#	4/18/2025	1,000	991,359
Cent CLO 2013-17A A1†	1.578	%#	1/30/2025	1,800	1,795,190
Cent CLO Ltd. 2013-19A A1A†	1.624	%#	10/29/2025	900	889,110
CIFC Funding II Ltd. 2014-2A A1L†	1.762	%#	5/24/2026	500	496,160
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	570	574,293
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	2,183	2,189,705
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.775	%#	10/19/2025	525	517,251
Fortress Credit BSL Ltd. 2013-1A A†	1.455	%#	1/19/2025	1,000	984,253
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.581	%#	12/20/2020	32	32,415
Galaxy XVIII CLO Ltd. 2014-18A A†	1.745	%#	10/15/2026	500	495,852
Gleneagles CLO Ltd. 2005-1A B†	0.85	%#	11/1/2017	450	448,592
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	750	746,340
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,650	1,643,607
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	750	750,084
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	1,660	1,658,472
Jackson Mill CLO Ltd. 2015-1A A†	1.763	%#	4/15/2027	1,300	1,295,903
JFIN CLO Ltd. 2007-1A A2†	0.515	%#	7/20/2021	323	319,850
JFIN Revolver CLO Ltd. 2013-1A A†	1.525	%#	1/20/2021	367	367,317
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775	%#	4/20/2023	1,500	1,498,378
KKR Financial CLO Ltd. 2007-1A B†	1.071	%#	5/15/2021	750	738,723
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.191	%#	8/15/2022	1,600	1,591,807
Marathon CLO IV Ltd. 2012-4A A1†	1.666	%#	5/20/2023	940	940,262
Oaktree CLO Ltd. 2014-2A A1A†	1.805	%#	10/20/2026	525	521,810
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795	%#	4/15/2026	500	500,220
OHA Loan Funding Ltd. 2015-1A A†	1.773	%#	2/15/2027	1,350	1,344,066
OZLM VII Ltd. 2014-7A A1B†	1.764	%#	7/17/2026	750	749,418
Shackleton CLO Ltd. 2014-5A A†	1.811	%#	5/7/2026	750	749,778
Sheridan Square CLO Ltd. 2013-1A A1†	1.325	%#	4/15/2025	500	491,337
SLM Private Education Loan Trust 2010-A 2A†	3.457	%#	5/16/2044	1,289	1,341,293
SLM Private Education Loan Trust 2011-B A1†	1.057	%#	12/16/2024	1,209	1,208,820
SLM Private Education Loan Trust 2012-A A1†	1.607	%#	8/15/2025	789	791,871
SLM Private Education Loan Trust 2012-C A1†	1.307	%#	8/15/2023	775	775,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Private Education Loan Trust 2012-E A1†	0.957	%#	10/16/2023	$1,405	$1,404,529
SLM Private Education Loan Trust 2013-B A1†	0.857	%#	7/15/2022	437	436,701
SLM Student Loan Trust 2011-1 A1	0.714	%#	3/25/2026	615	605,886
Stone Tower CLO V Ltd. 2006-5A A2B†	0.606	%#	7/16/2020	1,500	1,481,732
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.594	%#	4/17/2021	600	591,747
Treman Park CLO LLC 2015-1A A†	1.761	%#	4/20/2027	250	250,008
Venture XVII CLO Ltd. 2014-17A A†	1.755	%#	7/15/2026	850	843,704
Venture XVIII CLO Ltd. 2014-18A A†	1.725	%#	10/15/2026	500	495,421
Voya CLO Ltd. 2015-1A A1†	1.755	%#	4/18/2027	500	498,363
Westchester CLO Ltd. 2007-1A A1A†	0.503	%#	8/1/2022	409	401,938
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	205	205,159
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	205	204,964
Total					38,855,863
Total Asset-Backed Securities (cost $93,568,711)					93,586,354

CORPORATE BONDS 27.17%

Aerospace/Defense 0.50%

BAE Systems plc (United Kingdom)†(a)	3.50%		10/11/2016	500	512,060
Exelis, Inc.	4.25%		10/1/2016	2,000	2,043,878
Total					2,555,938

Auto Loans 0.46%

Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	270,009
General Motors Financial Co., Inc.	4.75%		8/15/2017	2,000	2,076,912
Total					2,346,921

Auto Parts & Equipment 0.05%

BorgWarner, Inc.	5.75%		11/1/2016	250	261,311

Automakers 0.10%

General Motors Co.	3.50%		10/2/2018	500	505,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking 2.67%

Bank of America Corp.	5.25%	12/1/2015	$400	$402,668
Bank of America Corp.	5.70%	5/2/2017	808	853,044
Bank of America Corp.	6.05%	5/16/2016	250	257,182
Bank of America Corp.	7.80%	9/15/2016	373	394,476
Capital One Financial Corp.	6.15%	9/1/2016	2,000	2,083,748
Citigroup, Inc.	5.50%	2/15/2017	356	374,925
Fifth Third Bancorp	5.45%	1/15/2017	500	523,322
Goldman Sachs Group, Inc. (The)	2.329%#	8/24/2016	250	252,157
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	1,000	1,050,558
Huntington National Bank (The)	1.30%	11/20/2016	2,000	2,002,594
Korea Development Bank (The) (South Korea)(a)	0.92%#	1/22/2017	1,000	999,962
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	1,000	1,090,950
PNC Funding Corp.	5.625%	2/1/2017	695	732,169
Regions Bank	7.50%	5/15/2018	500	561,254
Santander Holdings USA, Inc.	4.625%	4/19/2016	250	254,779
Shinhan Bank (South Korea)†(a)	0.934%#	4/8/2017	1,800	1,799,313
Total				13,633,101

Brokerage 0.55%

Jefferies Group LLC	3.875%	11/9/2015	1,500	1,503,901
Jefferies Group LLC	5.50%	3/15/2016	1,000	1,017,592
Lazard Group LLC	6.85%	6/15/2017	250	270,247
Total				2,791,740

Building Materials 0.82%

Martin Marietta Materials, Inc.	1.427%#	6/30/2017	2,750	2,730,524
Martin Marietta Materials, Inc.	6.60%	4/15/2018	250	278,336
Mohawk Industries, Inc.	6.125%	1/15/2016	1,159	1,174,541
Owens Corning	6.50%	12/1/2016	15	16,011
Total				4,199,412

Cable & Satellite Television 0.82%

Cox Communications, Inc.	5.50%	10/1/2015	150	150,000
Cox Communications, Inc.†	5.875%	12/1/2016	3,000	3,149,130
Cox Communications, Inc.†	9.375%	1/15/2019	250	297,847
Time Warner Cable, Inc.	8.75%	2/14/2019	500	587,617
Total				4,184,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.41%

Incitec Pivot Ltd. (Australia)†(a)	4.00%	12/7/2015	$1,000	$1,004,621
PetroLogistics LP/PetroLogistics Finance Corp.(b)	6.25%	4/1/2020	500	528,750
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	500	584,886
Total				2,118,257

Consumer/Commercial/Lease Financing 0.82%

Air Lease Corp.	5.625%	4/1/2017	1,000	1,046,250
Aviation Capital Group Corp.†	3.875%	9/27/2016	2,000	2,022,500
International Lease Finance Corp.†	7.125%	9/1/2018	1,000	1,102,400
Total				4,171,150

Diversified Capital Goods 0.10%

Ingersoll-Rand Global Holding Co., Ltd.	2.875%	1/15/2019	500	508,756

Electric: Distribution/Transportation 0.24%

PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	3.90%	5/1/2016	1,000	1,013,200
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	220	227,976
Total				1,241,176

Electronics 0.24%

Jabil Circuit, Inc.	7.75%	7/15/2016	500	518,750
KLA-Tencor Corp.	2.375%	11/1/2017	700	704,000
Total				1,222,750

Energy: Exploration & Production 1.20%

Anadarko Petroleum Corp.	5.95%	9/15/2016	1,249	1,298,286
Anadarko Petroleum Corp.	6.375%	9/15/2017	285	307,694
Continental Resources, Inc.	7.125%	4/1/2021	1,775	1,828,250
Continental Resources, Inc.	7.375%	10/1/2020	1,900	1,955,812
Devon Energy Corp.	6.30%	1/15/2019	500	560,165
Hrvatska Elektroprivreda (Croatia)†(a)	6.00%	11/9/2017	200	209,200
Total				6,159,407

Food: Wholesale 0.38%

Mondelez International, Inc.	0.82%#	2/1/2019	2,000	1,951,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 3.65%

Colorado Interstate Gas Co. LLC	6.80%	11/15/2015	$1,000	$1,006,060
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	1,646	1,717,522
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	2,894	3,168,340
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	750	870,556
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	250	258,218
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	500	528,125
Kinder Morgan Energy Partners LP	4.10%	11/15/2015	2,500	2,507,152
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	500	505,198
Kinder Morgan, Inc.	7.00%	6/15/2017	250	266,616
Laclede Group, Inc. (The)	1.071%#	8/15/2017	3,600	3,588,008
Magellan Midstream Partners LP	5.65%	10/15/2016	500	521,352
Northwest Pipeline LLC	7.00%	6/15/2016	150	156,645
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,000	1,036,900
Spectra Energy Partners LP	2.95%	6/15/2016	2,000	2,025,830
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	500	509,208
Total				18,665,730

Health Facilities 0.71%

Omega Healthcare Investors, Inc.	6.75%	10/15/2022	3,500	3,637,200

Health Services 0.58%

Cardinal Health, Inc.	2.40%	11/15/2019	115	116,512
Express Scripts Holding Co.	2.65%	2/15/2017	250	254,201
Express Scripts Holding Co.	3.125%	5/15/2016	2,000	2,023,066
McKesson Corp.	7.50%	2/15/2019	500	582,981
Total				2,976,760

Hotels 0.62%

Host Hotels & Resorts LP	6.00%	11/1/2020	2,500	2,583,770
Hyatt Hotels Corp.†	6.875%	8/15/2019	500	579,006
Total				3,162,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.35%

Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	$985	$997,192
Willis North America, Inc.	6.20%	3/28/2017	750	792,965
Total				1,790,157

Integrated Energy 1.29%

CNPC General Capital Ltd. (China)†(a)	1.209%#	5/14/2017	2,000	1,991,872
Petrobras Global Finance BV (Netherlands)(a)	2.694%#	3/17/2017	3,000	2,587,500
Sinopec Group Overseas Development 2014 Ltd.†	1.063%#	4/10/2017	2,000	1,999,524
Total				6,578,896

Investments & Miscellaneous Financial Services 0.91%

Kayne Anderson MLP Investment Co.	1.595%#	8/19/2016	2,000	1,999,512
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,500	2,650,000
Total				4,649,512

Life Insurance 0.45%

Symetra Financial Corp.†	6.125%	4/1/2016	1,932	1,974,645
Torchmark Corp.	6.375%	6/15/2016	305	316,134
Total				2,290,779

Machinery 0.40%

Xylem, Inc.	3.55%	9/20/2016	2,000	2,042,226

Medical Products 0.15%

Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	750	751,390

Metals/Mining (Excluding Steel) 1.34%

Anglo American Capital plc (United Kingdom)†(a)	1.239%#	4/15/2016	500	499,658
Barrick International Barbados Corp. (Barbados)†(a)	5.75%	10/15/2016	250	262,204
Glencore Canada Corp. (Canada)(a)	5.50%	6/15/2017	500	466,818
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	750	697,290
Glencore Funding LLC†	1.487%#	5/27/2016	3,200	3,020,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Glencore Funding LLC†	1.649%#	1/15/2019	$500	$409,099
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	1,500	1,489,635
Total				6,845,158

Multi-Line Insurance 0.05%

Kemper Corp.	6.00%	5/15/2017	250	264,177

Oil Field Equipment & Services 0.19%

Cameron International Corp.	1.40%	6/15/2017	1,000	993,804

Oil Refining & Marketing 0.12%

Valero Energy Corp.	9.375%	3/15/2019	500	610,246

Pharmaceuticals 0.89%

Forest Laboratories LLC†	4.375%	2/1/2019	1,000	1,059,237
Mylan, Inc.	1.80%	6/24/2016	250	249,590
Perrigo Co. plc (Ireland)(a)	1.30%	11/8/2016	1,500	1,489,113
Zoetis, Inc.	1.15%	2/1/2016	1,730	1,731,312
Total				4,529,252

Printing & Publishing 0.20%

Pearson Funding Two plc (United Kingdom)†(a)	4.00%	5/17/2016	1,000	1,017,789

Property & Casualty Insurance 0.02%

Liberty Mutual Group, Inc.†	6.70%	8/15/2016	107	112,078

Real Estate Investment Trusts 2.10%

DDR Corp.	4.75%	4/15/2018	650	688,265
DDR Corp.	7.50%	7/15/2018	500	572,372
DDR Corp.	7.50%	4/1/2017	465	503,415
Duke Realty LP	5.50%	3/1/2016	465	472,914
HCP, Inc.	6.30%	9/15/2016	271	282,785
Hospitality Properties Trust	6.30%	6/15/2016	1,000	1,008,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Hospitality Properties Trust	6.70%	1/15/2018	$987	$1,059,736
Kilroy Realty LP	4.80%	7/15/2018	250	265,711
Mid-America Apartments LP	6.05%	9/1/2016	575	597,526
Reckson Operating Partnership LP	6.00%	3/31/2016	1,500	1,532,985
Regency Centers LP	5.875%	6/15/2017	850	906,966
Senior Housing Properties Trust	3.25%	5/1/2019	500	503,479
SL Green Realty Corp.	5.00%	8/15/2018	500	533,261
UDR, Inc.	5.25%	1/15/2016	175	176,962
Ventas Realty LP	1.55%	9/26/2016	250	250,722
Vereit Operating Partnership LP	2.00%	2/6/2017	1,000	982,500
Welltower, Inc.	4.125%	4/1/2019	400	423,130
Total				10,761,521

Recreation & Travel 0.34%

Carnival Corp.	1.20%	2/5/2016	1,500	1,501,725
Carnival Corp.	3.95%	10/15/2020	225	236,164
Total				1,737,889

Restaurants 0.43%

Darden Restaurants, Inc.	6.45%	10/15/2017	1,500	1,633,721
Yum! Brands, Inc.	6.25%	4/15/2016	564	578,544
Total				2,212,265

Software/Services 0.39%

Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	2,000	2,001,988

Support: Services 0.05%

Western Union Co. (The)	5.93%	10/1/2016	250	260,958

Technology Hardware & Equipment 1.06%

Hewlett-Packard Co.	2.75%	1/14/2019	250	254,130
Hewlett-Packard Enterprise Co.†	2.059%#	10/5/2017	4,000	4,000,000
Hewlett-Packard Enterprise Co.†(c)	2.85%	10/5/2018	1,150	1,148,505
Total				5,402,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services 0.74%

AT&T, Inc.	2.40%	8/15/2016	$2,500	$2,528,465
AT&T, Inc.	2.95%	5/15/2016	1,000	1,012,075
Embarq Corp.	7.082%	6/1/2016	250	257,392
Total				3,797,932

Tobacco 0.19%

Altria Group, Inc.	9.70%	11/10/2018	398	488,783
Reynolds American, Inc.†	3.50%	8/4/2016	500	507,977
Total				996,760

Trucking & Delivery 0.59%

Con-way, Inc.	7.25%	1/15/2018	822	851,307
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	500	498,031
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	1,125	1,141,135
Ryder System, Inc.	2.55%	6/1/2019	500	501,629
Total				2,992,102
Total Corporate Bonds (cost $140,121,694)				138,933,530

FLOATING RATE LOANS(d) 6.42%

Advertising 0.37%

Nielsen Finance LLC Term Loan A	2.199%	4/30/2019	1,875	1,871,484

Aerospace/Defense 0.39%

Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	2,000	1,998,040

Air Transportation 0.41%

Delta Air Lines, Inc. 2014 Term Loan B2	2.466%	4/18/2016	2,109	2,108,833

Cable & Satellite Television 0.53%

Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,720	1,702,538
CSC Holdings LLC Term Loan B	2.694%	4/17/2020	994	988,238
Total				2,690,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 0.09%

Synchrony Financial Term Loan	2.104%	8/5/2019	$451	$450,618

Electronics 0.45%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	2,297	2,297,842

Food: Wholesale 0.13%

Aramark Corp. Term Loan E	3.25%	9/7/2019	638	637,176

Gaming 0.90%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,211	2,193,971
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,407	2,403,839
Total				4,597,810

Media: Content 0.47%

AMC Networks, Inc. Term Loan A	1.704%	6/30/2017	2,438	2,416,172

Medical Products 0.31%

Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.326%	8/7/2019	1,588	1,591,077

Pharmaceuticals 0.46%

Amgen, Inc. Term Loan	1.327%	9/18/2018	2,270	2,268,374
Warner Chilcott Corp. 3 Year Term Loan	1.827%	8/1/2016	104	103,449
Total				2,371,823

Technology Hardware & Equipment 0.10%

Dell International LLC Term Loan B2	4.00%	4/29/2020	524	521,671

Telecommunications: Wireless 0.71%

American Tower Corp. Term Loan A	1.45%	1/3/2019	2,625	2,607,780
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	1,047	1,043,690
Total				3,651,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services 0.39%

AT&T, Inc. Tranche A Term Loan	1.329%		1/16/2018	$2,000	$2,000,000

Theaters & Entertainment 0.71%

Activision Blizzard, Inc. Term Loan	3.25%		10/12/2020	2,227	2,231,209
Kasima LLC Term Loan	3.25%		5/17/2021	1,380	1,378,558
Total					3,609,767
Total Floating Rate Loans (cost $32,918,433)					32,814,559

FOREIGN GOVERNMENT OBLIGATION(a) 0.03%

Brazil

Federal Republic of Brazil (cost $150,361)	8.00%		1/15/2018	139	146,181

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.21%

Federal Home Loan Mortgage Corp. 2012-K705 C†	4.303	%#	9/25/2044	500	521,538
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.167	%#	11/25/2044	100	105,290
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047	27	27,960
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.886	%#	2/25/2045	100	102,494
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#	4/25/2045	1,007	1,040,466
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.95	%#	6/25/2047	200	209,162
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045	303	316,703
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684	%#	8/25/2045	200	205,398
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045	100	103,009
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046	400	408,670
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.079	%#	10/25/2047	415	423,042
Government National Mortgage Assoc. 2013-171 IO	1.025	%#	6/16/2054	17,243	1,406,938
Government National Mortgage Assoc. 2013-193 IO	1.088	%#	1/16/2055	1,905	155,816
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	1,651	1,716,571
Government National Mortgage Assoc. 2014-15 IO	0.997	%#	8/16/2054	18,448	1,350,075
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	126	128,008
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	183	184,525
Government National Mortgage Assoc. 2014-78 IO	0.802	%#	3/16/2056	1,120	77,446
Government National Mortgage Assoc. 2015-33 AS	2.90	%#	5/16/2054	574	590,860
Government National Mortgage Assoc. 2015-41 AD	2.90	%#	8/16/2055	576	593,552
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053	1,592	1,635,924
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,448,418)					11,303,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.54%

Federal Home Loan Mortgage Corp.	2.256	%#	2/1/2038	$625	$662,372
Federal Home Loan Mortgage Corp.	2.28	%#	4/1/2037	450	475,876
Federal Home Loan Mortgage Corp.	2.32	%#	12/1/2036	645	687,103
Federal Home Loan Mortgage Corp.	2.341	%#	10/1/2038	307	326,918
Federal Home Loan Mortgage Corp.	2.342	%#	5/1/2036	385	407,976
Federal Home Loan Mortgage Corp.	2.371	%#	10/1/2035	505	536,347
Federal Home Loan Mortgage Corp.	2.448	%#	6/1/2038	193	205,200
Federal Home Loan Mortgage Corp.	2.522	%#	9/1/2036	595	635,781
Federal Home Loan Mortgage Corp.	2.656	%#	12/1/2035	609	653,027
Federal Home Loan Mortgage Corp.	3.218	%#	6/1/2044	1,013	1,053,890
Federal Home Loan Mortgage Corp.	3.224	%#	12/1/2040	2,487	2,621,924
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	76	80,650
Federal National Mortgage Assoc.	2.026	%#	12/1/2035	550	582,495
Federal National Mortgage Assoc.	2.115	%#	2/1/2036	388	409,782
Federal National Mortgage Assoc.	2.167	%#	3/1/2039	327	344,775
Federal National Mortgage Assoc.	2.281	%#	8/1/2037	406	430,343
Federal National Mortgage Assoc.	2.288	%#	11/1/2036	1,501	1,593,571
Federal National Mortgage Assoc.	2.30	%#	9/1/2038	266	282,257
Federal National Mortgage Assoc.	2.318	%#	1/1/2038	402	426,587
Federal National Mortgage Assoc.	2.356	%#	8/1/2038	213	225,297
Federal National Mortgage Assoc.	2.367	%#	1/1/2038	339	361,546
Federal National Mortgage Assoc.	2.414	%#	3/1/2038	231	246,456
Federal National Mortgage Assoc.	2.415	%#	11/1/2038	513	546,453
Federal National Mortgage Assoc.	2.521	%#	12/1/2038	177	188,870
Federal National Mortgage Assoc.	3.367	%#	12/1/2040	1,212	1,286,513
Federal National Mortgage Assoc.	3.42	%#	12/1/2040	1,097	1,163,745
Federal National Mortgage Assoc.	3.455	%#	10/1/2040	1,168	1,235,489
Federal National Mortgage Assoc.	3.476	%#	11/1/2040	3,733	3,962,298
Federal National Mortgage Assoc.	5.50%		2/1/2034	663	746,572
Federal National Mortgage Assoc.	5.50%		11/1/2034	724	816,226
Total Government Sponsored Enterprises Pass-Throughs (cost $23,091,457)					23,196,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.56%

Nursing Home 0.29%

New Jersey Econ Dev Auth	1.096%	6/15/2016	$735	$733,890
New Jersey Econ Dev Auth	2.421%	6/15/2018	750	745,163
Total				1,479,053

Transportation: Infrastructure/Services 0.27%

New Jersey Transp Tr Fnd Auth	3.60%	12/15/2017	300	309,087
New Jersey Transp Tr Fnd Auth	4.00%	12/15/2017	650	667,868
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2017	400	424,300
Total				1,401,255
Total Municipal Bonds (cost $2,892,092)				2,880,308

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.98%

A10 Bridge Asset Financing LLC 2015-AA A†	2.257%#	5/15/2030	1,067	1,067,000
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	853	892,539
Aventura Mall Trust 2013-AVM A†	3.743%#	12/5/2032	3,521	3,767,878
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%#	6/15/2028	100	102,445
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%#	6/15/2028	200	204,118
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%#	6/15/2028	340	343,864
BAMLL-DB Trust 2012-OSI A2FX†	3.352%	4/13/2029	449	458,905
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%	10/10/2045	2,171	2,250,237
Banc of America Commercial Mortgage Trust 2007-2 AM	5.63%#	4/10/2049	500	524,932
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%	6/10/2049	700	737,494
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.727%#	6/24/2049	1,759	1,850,922
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%	12/16/2043	125	129,061
BB-UBS Trust 2012-TFT A†	2.892%	6/5/2030	700	701,240
BBCMS Trust 2015-VFM A1†	2.466%	3/10/2036	308	307,312
BBCMS Trust 2015-VFM X IO†	0.505%#	3/12/2036	56,308	1,691,988
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.705%#	6/11/2040	1,230	1,305,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.878	%#	6/11/2050	$1,150	$1,230,622
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	84	92,250
Boca Hotel Portfolio Trust 2013-BOCA D†	3.257	%#	8/15/2026	360	359,350
CD Commercial Mortgage Trust 2007-CD4 WFC3†	5.693	%#	12/11/2049	3,378	3,512,885
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.574	%#	12/15/2047	133	154,379
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.148	%#	6/15/2031	350	348,713
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.411	%#	6/15/2031	4,500	16,266
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	333,207
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	249,983
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786	%#	4/10/2028	111	107,219
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.711	%#	12/10/2049	3,562	3,739,210
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	253,196
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	750	757,529
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.31	%#	5/10/2047	4,428	365,526
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.226	%#	7/10/2047	3,784	74,320
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.481	%#	6/10/2048	4,062	136,512
Citigroup Commercial Mortgage Trust 2015-SSHP B†	1.857	%#	9/15/2017	4,438	4,452,874
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.307	%#	9/15/2017	5,000	5,016,908
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	925	975,784
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.992	%#	7/10/2046	100	113,528
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399	%#	2/10/2029	8,000	128,316
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	377	375,621
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.807	%#	11/17/2026	30	29,981
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	2,000	2,047,053
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	538	531,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.80	%#	6/8/2030	$225	$224,672
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.30	%#	8/10/2047	1,720	125,521
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.156	%#	7/13/2031	750	745,910
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.104	%#	6/11/2027	230	228,396
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.041	%#	10/10/2047	58,568	368,978
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.357	%#	6/15/2034	280	278,785
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.957	%#	6/15/2034	375	373,283
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.607	%#	6/15/2034	375	372,771
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.386	%#	6/15/2034	6,033	146,264
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.101	%#	9/10/2047	3,754	232,370
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#	5/10/2048	1,000	993,381
Commercial Mortgage Trust 2006-GG7 AM	5.819	%#	7/10/2038	975	998,865
Core Industrial Trust 2015-WEST XA IO†	0.935	%#	2/10/2037	2,882	217,922
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	2,000	2,062,701
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	50	52,956
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.517	%#	11/22/2046	645	605,651
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.557	%#	9/15/2038	152	150,557
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.007	%#	9/15/2038	465	460,425
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	20,000	900,370
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.527	%#	4/15/2029	152	151,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.057%#	4/15/2029	$478	$475,360
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	783	786,917
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	835	875,308
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	655	662,086
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	7/10/2044	100	110,775
DBUBS Mortgage Trust 2011-LC2A D†	5.458%#	7/10/2044	300	321,592
DBUBS Mortgage Trust 2011-LC3A A3	4.638%	8/10/2044	500	523,566
DBWF Mortgage Trust 2015-LCM A1†	2.998%	6/10/2034	376	386,482
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%#	6/10/2034	982	23,312
Extended Stay America Trust 2013-ESH7 A17†	2.295%	12/5/2031	500	500,750
Extended Stay America Trust 2013-ESH7 A27†	2.958%	12/5/2031	1,260	1,272,032
Extended Stay America Trust 2013-ESH7 B7†	3.604%	12/5/2031	800	807,466
Extended Stay America Trust 2013-ESH7 C7†	3.902%	12/5/2031	500	504,569
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.237%#	10/18/2054	258	258,027
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.416%#	12/20/2054	221	220,197
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.476%#	12/20/2054	118	117,693
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.416%#	12/20/2054	41	41,371
Granite Master Issuer plc 2007-2 3A1 (United Kingdom)(a)	0.387%#	12/17/2054	386	384,909
Great Wolf Trust 2015-WOLF A†	1.657%#	5/15/2034	151	150,618
Great Wolf Trust 2015-WOLF C†	2.707%#	5/15/2034	151	151,840
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	258	263,933
GS Mortgage Securities Corp. II 2013-KING C†	3.435%#	12/10/2027	2,250	2,312,272
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%	6/5/2031	241	249,222
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%	6/5/2031	408	423,194
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%	1/10/2030	200	203,675
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%	1/10/2031	130	134,739
GS Mortgage Securities Trust 2006-GG8 AM	5.591%	11/10/2039	440	455,972
GS Mortgage Securities Trust 2010-C1 D†	6.081%#	8/10/2043	100	108,439
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	949	939,988
H/2 Asset Funding 2014-1 Ltd.	2.096%#	3/19/2037	2,000	1,987,620
H/2 Asset Funding 2015-1A-AFL	1.844%#	6/24/2049	747	730,655
H/2 Asset Funding 2015-1A-AFX	3.353%#	6/24/2049	374	372,732
H/2 Asset Funding 2015-1A-BFX	3.993%#	6/24/2049	369	364,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

HILT Mortgage Trust 2014-ORL B†	1.407%#	7/15/2029	$200	$197,877
HILT Mortgage Trust 2014-ORL C†	1.807%#	7/15/2029	750	744,056
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%	7/15/2029	1,000	3,269
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	159	159,182
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	6/12/2047	2,099	2,196,528
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	500	523,808
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	11/15/2043	250	272,002
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR B†	5.023%	8/5/2032	2,000	2,236,326
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR C†	5.513%	8/5/2032	2,585	2,929,697
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%	11/13/2028	100	103,345
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.107%#	4/15/2027	400	399,292
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.457%#	4/15/2027	250	249,704
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%	4/15/2047	223	232,280
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.425%#	4/15/2047	1,969	100,037
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.438%#	4/15/2047	1,000	25,692
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%	6/10/2027	2,546	2,650,420
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%	6/10/2027	274	285,867
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%#	6/10/2027	191	194,998
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%#	6/10/2027	1,487	21,487
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%#	6/10/2027	661	1,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.407	%#	12/15/2030	$250	$249,725
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.307	%#	12/15/2030	500	497,560
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.307	%#	7/15/2031	250	249,454
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 XCP IO†	0.657	%#	5/15/2016	103,946	76,130
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.127	%#	6/15/2029	1,021	1,014,187
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.907	%#	6/15/2029	150	149,406
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%		12/15/2015	25,000	4,808
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.104	%#	5/15/2048	2,994	153,993
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#	11/14/2027	1,816	1,871,099
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#	11/14/2027	156	158,943
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#	11/14/2027	126	129,113
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.049	%#	6/15/2038	720	740,527
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	4,439	4,592,993
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	1,110	1,147,058
LMREC, Inc. 2015-CRE1 A†	1.946	%#	2/22/2032	655	657,571
LMREC, Inc. 2015-CRE1 B†	3.696	%#	2/22/2032	100	100,270
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	21	21,440
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	1,745	51,816
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	297	301,630
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	500	518,889
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	41,537
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.908	%#	7/15/2050	9,981	477,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	$450	$460,197
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.723	%#	4/12/2049	175	183,595
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.917	%#	6/11/2049	813	863,391
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.794	%#	3/15/2045	25,478	2,196,249
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	733	732,725
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#	7/13/2029	100,000	667,940
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	911	916,948
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	322	324,809
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	323,468
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	550	547,538
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	208	209,116
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	320	330,762
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.044	%#	8/25/2029	1,205	1,215,988
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.194	%#	8/25/2029	500	507,850
PFP III Ltd. 2014-1 AS†	1.844	%#	6/14/2031	1,000	999,896
PFP III Ltd. 2014-1 B†	2.548	%#	6/14/2031	1,000	1,001,083
PFP III Ltd. 2014-1 C†	3.109	%#	6/14/2031	2,000	1,997,943
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,913	1,897,160
RAIT Trust 2014-FL2 B†	2.357	%#	5/13/2031	1,000	992,161
RBSCF Trust 2010-RR3 WBTB†	6.15	%#	2/16/2051	1,500	1,575,870
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.257	%#	4/15/2032	250	248,605
Selkirk Ltd. 1 A†	1.329%		2/20/2041	309	307,945
TimberStar Trust I 2006-1A A†	5.668%		10/15/2036	1,549	1,607,237
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	550	569,647
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.449	%#	10/15/2044	3,500	3,505,927
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.52	%#	12/15/2044	1,000	1,000,278
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	667	685,981
Wachovia Bank Commercial Mortgage Trust 2006-WL7A J†	0.807	%#	9/15/2021	236	224,438
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	166	172,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	$2,075	$2,182,952
Wells Fargo Commercial Mortgage Trust 2015-C27 XB IO	0.50	%#	2/15/2048	68,008	2,162,045
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.92	%#	6/15/2048	2,495	132,396
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10	%#	6/15/2048	40,645	166,848
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.622	%#	4/15/2050	24,333	998,225
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.988	%#	12/15/2047	2,626	149,060
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	25	26,804
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,053,366
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	602	608,898
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	956	963,875
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.379	%#	5/15/2047	3,896	266,014
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.734	%#	5/15/2047	765	35,494
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.76	%#	8/15/2047	15,000	775,950
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.106	%#	9/15/2057	12,905	782,369
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.497	%#	9/15/2057	14,000	505,645
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.86	%#	10/15/2057	7,935	350,444
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#	10/15/2057	5,000	115,833
Total Non-Agency Commercial Mortgage-Backed Securities (cost $134,143,764)					132,827,817

U.S. TREASURY OBLIGATION 0.88%

U.S. Treasury Note (cost $4,475,579)	0.875%		10/15/2017	4,461	4,480,227
Total Long-Term Investments (cost $442,810,509)					440,168,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 10.62%

COMMERCIAL PAPER 0.68%

Gas Distribution 0.39%

Enable Midstream	Zero Coupon	11/10/2015	$2,000	$1,996,778

Telecommunications: Wireless 0.29%

Vodafone Group plc	Zero Coupon	4/11/2016	500	497,793
Vodafone Group plc	Zero Coupon	4/11/2016	1,000	995,587
Total				1,493,380
Total Commercial Paper (cost $3,489,299)				3,490,158

CONVERTIBLE BOND 0.10%

Investments & Miscellaneous Financial Services

Prospect Capital Corp. (cost $504,440)	6.25%	12/15/2015	500	505,625

CORPORATE BONDS 9.68%

Auto Loans 0.10%

Hyundai Capital America†	1.625%	10/2/2015	500	500,000

Banking 1.49%

Associated Banc-Corp.	5.125%	3/28/2016	2,120	2,152,544
Countrywide Financial Corp.	6.25%	5/15/2016	730	750,837
Fifth Third Bancorp	3.625%	1/25/2016	1,041	1,050,250
PNC Funding Corp.	5.25%	11/15/2015	1,350	1,356,631
UBS AG	5.875%	7/15/2016	2,000	2,070,736
Zions Bancorporation	5.50%	11/16/2015	250	251,038
Total				7,632,036

Beverages 0.59%

Beam Suntory, Inc.	5.375%	1/15/2016	2,961	2,996,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.05%

Raymond James Financial, Inc.	4.25%	4/15/2016	$250	$254,133

Cable & Satellite Television 0.12%

Sky Group Finance plc (United Kingdom)†(a)	5.625%	10/15/2015	600	600,784

Consumer/Commercial/Lease Financing 0.45%

Air Lease Corp.	4.50%	1/15/2016	2,296	2,310,350

Diversified Capital Goods 0.32%

Pentair Finance SA (Luxembourg)(a)	1.35%	12/1/2015	1,639	1,640,033

Electric: Distribution/Transportation 0.24%

Pepco Holdings, Inc.	2.70%	10/1/2015	1,250	1,250,000

Electric: Integrated 0.35%

Jersey Central Power & Light Co.	5.625%	5/1/2016	761	777,786
Ohio Power Co.	6.00%	6/1/2016	400	413,781
TECO Finance, Inc.	4.00%	3/15/2016	595	603,338
Total				1,794,905

Energy: Exploration & Production 0.98%

Devon Energy Corp.	0.787%#	12/15/2015	500	499,553
EQT Corp.	5.00%	10/1/2015	500	500,000
Marathon Oil Corp.	0.90%	11/1/2015	3,000	2,999,400
Pioneer Natural Resources Co.	5.875%	7/15/2016	1,000	1,034,504
Total				5,033,457

Food & Drug Retailers 0.05%

Kroger Co. (The)	3.90%	10/1/2015	250	250,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.59%

Bunge Ltd. Finance Corp.	4.10%	3/15/2016	$1,000	$1,012,698
ConAgra Foods, Inc.	1.30%	1/25/2016	1,000	1,000,888
Ingredion, Inc.	3.20%	11/1/2015	1,000	1,001,584
Total				3,015,170

Forestry/Paper 0.30%

International Paper Co.	5.25%	4/1/2016	500	508,917
Plum Creek Timberlands LP	5.875%	11/15/2015	1,000	1,005,489
Total				1,514,406

Gas Distribution 0.75%

DCP Midstream LLC†	5.375%	10/15/2015	250	250,257
DCP Midstream Operating LP	3.25%	10/1/2015	500	500,000
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	1,000	1,003,250
ONEOK Partners LP	3.25%	2/1/2016	500	502,259
Sempra Energy	6.50%	6/1/2016	1,000	1,035,280
TransCanada PipeLines Ltd. (Canada)(a)	7.69%	6/30/2016	500	523,061
Total				3,814,107

Insurance-Reinsurance 0.05%

Transatlantic Holdings, Inc.	5.75%	12/14/2015	250	252,309

Investments & Miscellaneous Financial Services 0.04%

Deutsche Bank Trust Corp.	7.50%	11/15/2015	225	226,534

Life Insurance 0.20%

UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	1,000	1,005,841

Media: Diversified 0.63%

21st Century Fox America, Inc.	7.60%	10/11/2015	2,000	2,002,318
Viacom, Inc.	6.25%	4/30/2016	1,201	1,235,570
Total				3,237,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.05%

Life Technologies Corp.	3.50%	1/15/2016	$250	$251,646

Metals/Mining (Excluding Steel) 0.24%

Teck Resources Ltd. (Canada)(a)	5.375%	10/1/2015	1,250	1,250,000

Oil Field Equipment & Services 0.03%

Weatherford International Ltd.	5.50%	2/15/2016	175	177,127

Real Estate Investment Trusts 1.08%

BioMed Realty LP	3.85%	4/15/2016	921	930,503
DDR Corp.	9.625%	3/15/2016	250	258,860
First Industrial LP	5.75%	1/15/2016	812	821,813
Kilroy Realty LP	5.00%	11/3/2015	2,000	2,006,018
Senior Housing Properties Trust	4.30%	1/15/2016	1,000	1,002,083
Welltower, Inc.	6.20%	6/1/2016	501	516,594
Total				5,535,871

Support: Services 0.02%

Western Union Co. (The)	2.375%	12/10/2015	125	125,287

Technology Hardware & Equipment 0.59%

Hewlett-Packard Co.	2.65%	6/1/2016	1,850	1,870,888
Pitney Bowes, Inc.	4.75%	1/15/2016	250	252,705
Xerox Corp.	6.40%	3/15/2016	500	512,761
Xerox Corp.	7.20%	4/1/2016	350	360,297
Total				2,996,651

Tobacco 0.10%

Reynolds American, Inc.	1.05%	10/30/2015	500	500,009

Trucking & Delivery 0.27%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	1,350	1,358,393
Total Corporate Bonds (cost $49,541,615)				49,523,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.16%

Nursing Home

IL St	4.961%	3/1/2016	$260	$264,163
New Jersey Econ Dev Auth	Zero Coupon	2/15/2016	550	547,706
Total Municipal Bonds (cost $811,858)				811,869
Total Short-Term Investments (cost $54,347,212)				54,331,530
Total Investments in Securities 96.71% (cost $497,157,721)				494,500,292
Foreign Cash and Other Assets in Excess of Liabilities(e) 3.29%				16,844,783
Net Assets 100.00%				$511,345,075

IO	Interest Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2015.
(c)	Security purchased on a when-issued basis (See note 2(f)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at September 30, 2015.
(e)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Bank of America	11/12/2015	79,000,000	$8,135,105	$8,156,761	$21,656
Colombian peso	Buy	J.P. Morgan	12/10/2015	35,800,000,000	11,370,494	11,500,265	129,771
Hungarian forint	Buy	Deutsche Bank AG	10/13/2015	775,310,000	2,737,550	2,763,007	25,457
Hungarian forint	Buy	Goldman Sachs	10/13/2015	2,620,000,000	9,162,380	9,337,013	174,633
Hungarian forint	Buy	Goldman Sachs	10/13/2015	3,060,000,000	10,806,878	10,905,061	98,183
Hungarian forint	Buy	J.P. Morgan	11/12/2015	6,035,000,000	21,262,728	21,503,038	240,310
Indian rupee	Buy	J.P. Morgan	11/10/2015	46,800,000	706,170	709,544	3,374
Indian rupee	Buy	J.P. Morgan	12/10/2015	969,000,000	14,408,922	14,614,016	205,094
Japanese yen	Buy	Deutsche Bank AG	10/13/2015	1,369,000,000	11,216,289	11,413,078	196,789
Japanese yen	Buy	J.P. Morgan	12/10/2015	625,000,000	5,180,519	5,215,254	34,735
Philippine peso	Buy	J.P. Morgan	12/10/2015	490,000,000	10,381,356	10,435,719	54,363
Polish zloty	Buy	Goldman Sachs	11/12/2015	58,400,000	15,213,392	15,348,871	135,479
Polish zloty	Buy	Morgan Stanley	10/13/2015	29,300,000	7,655,747	7,707,487	51,740
Romanian new leu	Buy	Barclays Bank plc	10/13/2015	1,100,000	274,617	278,149	3,532
Romanian new leu	Buy	Goldman Sachs	10/13/2015	2,820,000	712,595	713,074	479
Russian ruble	Buy	Barclays Bank plc	11/12/2015	437,000,000	6,553,306	6,571,396	18,090
Russian ruble	Buy	J.P. Morgan	12/10/2015	1,355,000,000	19,778,135	20,216,337	438,202
South Korean won	Buy	Barclays Bank plc	12/10/2015	14,750,000,000	12,331,848	12,415,350	83,502
Thai baht	Buy	Bank of America	12/11/2015	537,000,000	14,718,377	14,758,073	39,696
Turkish lira	Buy	Bank of America	12/10/2015	10,700,000	3,442,532	3,461,704	19,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Chilean peso	Sell	Goldman Sachs	11/12/2015	495,300,000	$712,864	$708,893	$3,971
Chilean peso	Sell	J.P. Morgan	10/13/2015	150,000,000	215,824	215,293	531
Colombian peso	Sell	Goldman Sachs	11/12/2015	1,895,000,000	612,168	610,823	1,345
Malaysian ringgit	Sell	J.P. Morgan	10/13/2015	21,300,000	5,575,916	4,851,384	724,532
Malaysian ringgit	Sell	J.P. Morgan	10/13/2015	1,100,000	262,593	250,541	12,052
Mexican peso	Sell	Bank of America	10/13/2015	64,000,000	3,811,991	3,782,485	29,506
Peruvian Nuevo sol	Sell	Goldman Sachs	10/13/2015	36,000,000	11,199,343	11,090,004	109,339
Taiwan dollar	Sell	J.P. Morgan	10/13/2015	518,000,000	16,397,594	15,687,462	710,132
Turkish lira	Sell	Deutsche Bank AG	10/13/2015	31,825,000	10,603,597	10,479,878	123,719
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,689,384

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	12/9/2015	330,500,000	$33,448,032	$32,866,530	$(581,502)
Argentine peso	Buy	J.P. Morgan	12/9/2015	60,500,000	6,019,901	6,016,415	(3,486)
Brazilian real	Buy	Goldman Sachs	11/12/2015	51,700,000	14,186,267	12,858,474	(1,327,793)
Brazilian real	Buy	Goldman Sachs	12/10/2015	14,800,000	3,810,689	3,644,152	(166,537)
Brazilian real	Buy	J.P. Morgan	10/13/2015	36,460,000	10,930,240	9,159,985	(1,770,255)
Brazilian real	Buy	Morgan Stanley	10/13/2015	14,070,000	4,345,006	3,534,860	(810,146)
Brazilian real	Buy	Morgan Stanley	10/13/2015	2,700,000	769,209	678,331	(90,878)
Chilean peso	Buy	Bank of America	10/13/2015	150,000,000	229,169	215,293	(13,876)
Chilean peso	Buy	Bank of America	11/12/2015	262,800,000	380,318	376,130	(4,188)
Chilean peso	Buy	Bank of America	12/10/2015	22,400,000,000	32,260,387	31,976,198	(284,189)
Chilean peso	Buy	Goldman Sachs	11/12/2015	5,080,000,000	7,362,319	7,270,698	(91,621)
Colombian peso	Buy	J.P. Morgan	11/12/2015	15,820,000,000	5,312,112	5,099,321	(212,791)
Colombian peso	Buy	J.P. Morgan	11/12/2015	42,100,000,000	14,129,888	13,570,253	(559,635)
euro	Buy	Bank of America	10/13/2015	500,000	559,311	558,789	(522)
euro	Buy	Deutsche Bank AG	10/13/2015	5,705,820	6,431,606	6,376,698	(54,908)
Hungarian forint	Buy	Bank of America	10/13/2015	107,170,000	383,403	381,927	(1,476)
Indian rupee	Buy	J.P. Morgan	10/13/2015	15,000,000	232,360	228,554	(3,806)
Indian rupee	Buy	Morgan Stanley	11/10/2015	1,350,000,000	20,875,213	20,467,628	(407,585)
Indian rupee	Buy	UBS AG	11/10/2015	608,440,000	9,415,646	9,224,684	(190,962)
Indonesian rupiah	Buy	J.P. Morgan	10/13/2015	14,500,000,000	1,063,440	988,299	(75,141)
Indonesian rupiah	Buy	J.P. Morgan	11/12/2015	252,500,000,000	18,185,092	16,970,226	(1,214,866)
Indonesian rupiah	Buy	J.P. Morgan	12/10/2015	361,500,000,000	24,558,424	24,013,116	(545,308)
Indonesian rupiah	Buy	Morgan Stanley	11/12/2015	17,040,000,000	1,192,442	1,145,238	(47,204)
Mexican peso	Buy	Bank of America	12/10/2015	120,000,000	7,094,924	7,059,619	(35,305)
Mexican peso	Buy	Goldman Sachs	10/13/2015	73,000,000	4,599,186	4,314,397	(284,789)
Mexican peso	Buy	J.P. Morgan	10/13/2015	20,480,000	1,292,100	1,210,395	(81,705)
Mexican peso	Buy	J.P. Morgan	11/12/2015	581,000,000	35,680,290	34,254,568	(1,425,722)
Peruvian Nuevo sol	Buy	Bank of America	10/13/2015	530,000	164,341	163,270	(1,071)
Peruvian Nuevo sol	Buy	Morgan Stanley	10/13/2015	35,470,000	10,957,677	10,926,734	(30,943)
Philippine peso	Buy	Barclays Bank plc	10/13/2015	10,000,000	218,112	213,844	(4,268)
Philippine peso	Buy	J.P. Morgan	10/13/2015	338,000,000	7,417,160	7,227,937	(189,223)
Philippine peso	Buy	J.P. Morgan	10/13/2015	752,000,000	16,415,630	16,081,090	(334,540)
Philippine peso	Buy	Morgan Stanley	11/12/2015	588,000,000	12,749,350	12,549,909	(199,441)
Polish zloty	Buy	Barclays Bank plc	10/13/2015	25,600,000	6,788,470	6,734,187	(54,283)
Polish zloty	Buy	Deutsche Bank AG	10/13/2015	830,000	219,910	218,335	(1,575)
Polish zloty	Buy	Goldman Sachs	10/13/2015	9,800,000	2,590,136	2,577,931	(12,205)
Polish zloty	Buy	Morgan Stanley	12/10/2015	12,400,000	3,274,885	3,256,523	(18,362)
Russian ruble	Buy	Barclays Bank plc	10/13/2015	227,000,000	3,824,768	3,456,513	(368,255)
Russian ruble	Buy	Barclays Bank plc	10/13/2015	499,750,000	8,534,419	7,609,657	(924,762)
Singapore dollar	Buy	J.P. Morgan	12/10/2015	7,400,000	5,210,864	5,188,211	(22,653)
South African rand	Buy	Deutsche Bank AG	10/13/2015	142,500,000	11,238,330	10,263,280	(975,050)
South African rand	Buy	Goldman Sachs	11/12/2015	185,500,000	14,382,681	13,291,203	(1,091,478)
South African rand	Buy	Morgan Stanley	10/13/2015	2,100,000	163,713	151,248	(12,465)
South African rand	Buy	Morgan Stanley	12/10/2015	28,500,000	2,040,785	2,031,954	(8,831)
South Korean won	Buy	J.P. Morgan	11/12/2015	20,740,000,000	17,765,976	17,470,952	(295,024)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South Korean won	Buy	UBS AG	10/13/2015	6,547,000,000	$5,750,044	$5,521,167	$(228,877)
Thai baht	Buy	Bank of America	10/13/2015	288,000,000	8,435,852	7,931,745	(504,107)
Thai baht	Buy	J.P. Morgan	11/12/2015	199,000,000	5,578,683	5,474,678	(104,005)
Turkish lira	Buy	Barclays Bank plc	10/13/2015	1,240,000	438,821	408,328	(30,493)
Turkish lira	Buy	Deutsche Bank AG	10/13/2015	58,500,000	21,410,086	19,263,876	(2,146,210)
Turkish lira	Buy	Deutsche Bank AG	11/12/2015	29,640,000	10,436,620	9,670,293	(766,327)
Turkish lira	Buy	Morgan Stanley	11/12/2015	31,700,000	11,142,746	10,342,384	(800,362)
Chilean peso	Sell	J.P. Morgan	12/10/2015	2,364,000,000	3,359,482	3,374,631	(15,149)
Chilean peso	Sell	Morgan Stanley	11/12/2015	4,847,500,000	6,909,503	6,937,934	(28,431)
euro	Sell	Barclays Bank plc	10/13/2015	6,205,820	6,788,470	6,935,487	(147,017)
Hungarian forint	Sell	Deutsche Bank AG	10/13/2015	2,309,000,000	8,201,540	8,228,688	(27,148)
Indian rupee	Sell	UBS AG	10/13/2015	15,000,000	224,544	228,554	(4,010)
Japanese yen	Sell	J.P. Morgan	10/13/2015	1,369,000,000	10,979,501	11,413,078	(433,577)
Japanese yen	Sell	J.P. Morgan	12/10/2015	625,000,000	5,208,792	5,215,254	(6,462)
Philippine peso	Sell	UBS AG	10/13/2015	31,300,000	667,575	669,332	(1,757)
Romanian new leu	Sell	J.P. Morgan	10/13/2015	45,230,000	11,127,532	11,436,995	(309,463)
Russian ruble	Sell	Goldman Sachs	10/13/2015	47,000,000	713,533	715,665	(2,132)
Singapore dollar	Sell	J.P. Morgan	12/10/2015	7,400,000	5,184,189	5,188,210	(4,021)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(20,390,173)

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2015	315	Short	$(68,994,844)	$(79,305)
U.S. 5-Year Treasury Note	December 2015	511	Short	(61,583,484)	(66,563)
U.S. 10-Year Treasury Note	December 2015	75	Short	(9,655,078)	(92,124)
Totals				$(140,233,406)	$(237,992)

Credit Default Swaps on Indexes - Sell Protection at September 30, 2015(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$404,227	$499,297	$11,558	$10,855	$703
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	928,135	996,562	33,573	30,135	3,438
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	404,227	499,297	13,286	12,583	703
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,300,000	1,050,991	1,298,172	66,385	64,557	1,828
						$124,802	$118,130	$6,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(k)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $118,130. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

Open Interest Rate Swap Contracts at September 30, 2015:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
0.539%	3-Month LIBOR Index	1/10/2016	$13,000,000	$12,992,420	$(7,580)
0.7825%	3-Month LIBOR Index	10/6/2016	23,000,000	22,934,291	(65,709)
Total					(73,289)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$93,586,354	$—	$93,586,354
Corporate Bonds	—	188,457,408	—	188,457,408
Floating Rate Loans(4)
Advertising	—	1,871,484	—	1,871,484
Aerospace/Defense	—	1,998,040	—	1,998,040
Air Transportation	—	2,108,833	—	2,108,833
Cable & Satellite Television	—	2,690,776	—	2,690,776
Consumer/Commercial/Lease Financing	—	450,618	—	450,618
Electronics	—	2,297,842	—	2,297,842
Food: Wholesale	—	637,176	—	637,176
Gaming	—	4,597,810	—	4,597,810
Media: Content	—	2,416,172	—	2,416,172
Medical Products	—	1,591,077	—	1,591,077
Pharmaceuticals	—	2,268,374	103,449	2,371,823
Technology Hardware & Equipment	—	521,671	—	521,671
Telecommunications: Wireline Integrated & Services	—	—	2,000,000	2,000,000
Telecommunications: Wireless	—	3,651,470	—	3,651,470
Theaters & Entertainment	—	3,609,767	—	3,609,767
Foreign Government Obligation	—	146,181	—	146,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2015

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Collateralized Mortgage Obligations	$—	$11,303,447	$—	$11,303,447
Government Sponsored Enterprises Pass-Throughs	—	23,196,339	—	23,196,339
Municipal Bonds	—	3,692,177	—	3,692,177
Non-Agency Commercial Mortgage-Backed Securities	—	132,827,817	—	132,827,817
U.S. Treasury Obligation	—	4,480,227	—	4,480,227
Commercial Paper	—	3,490,158	—	3,490,158
Convertible Bond	—	505,625	—	505,625
Total	$—	$492,396,843	$2,103,449	$494,500,292
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(6,672)	—	(6,672)
Forward Foreign Currency Exchange Contracts
Assets	—	3,689,384	—	3,689,384
Liabilities	—	(20,390,173)	—	(20,390,173)
Futures Contracts
Assets	—	—	—	—
Liabilities	(237,992)	—	—	(237,992)
Interest Rate Swaps
Assets	—	—	—	—
Liabilities	—	(73,289)	—	(73,289)
Total	$(237,992)	$(16,780,750)	$—	$(17,018,742)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of January 1, 2015	$273,987
Accrued discounts/premiums	(172)
Realized gain (loss)	(304)
Change in unrealized appreciation/depreciation	1,411
Purchases	1,999,000
Sales	(170,473)
Net transfers in or out of Level 3	—
Balance as of September 30, 2015	$2,103,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 10.93%

Brazil 0.93%

Banks: Regional

Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$34,991
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	39,753
Total					74,744

Colombia 1.05%

Electric: Power

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	83,822

Luxembourg 1.54%

Banks: Regional

Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	48,026
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	75,547
Total					123,573

Mexico 4.07%

Media 1.04%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	82,804

Oil: Integrated International 2.06%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	165,293

Telecommunications 0.97%

America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	77,960
Total					326,057

South Africa 2.24%

Electric: Power 1.43%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	40,841
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	74,005
Total					114,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.81%

Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	$64,739
Total					179,585

Turkey 1.10%

Banks: Regional

Akbank TAS†	7.50%	2/5/2018	TRY	305	88,362
Total Foreign Corporate Bonds (cost $1,380,607)					876,143

FOREIGN GOVERNMENT OBLIGATIONS(a) 80.43%

Brazil 8.04%

Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	220,620
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2018	BRL	1,690	282,835
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	215	51,146
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	440	89,857
Total					644,458

Colombia 4.44%

Colombian TES Series B	6.00%	4/28/2028	COP	960,000	253,004
Republic of Colombia	12.00%	10/22/2015	COP	316,000	102,839
Total					355,843

Hungary 4.68%

Hungary Government Bond	5.50%	12/20/2018	HUF	31,200	124,387
Hungary Government Bond	5.50%	12/22/2016	HUF	42,500	161,409
Hungary Government Bond	7.50%	11/12/2020	HUF	20,100	88,964
Total					374,760

Indonesia 8.57%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	134,670
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	1,900,000	120,346
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	4,589,000	302,276
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	130,015
Total					687,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Malaysia 6.85%

Malaysia Government Bond	3.48%	3/15/2023	MYR	370	$79,875
Malaysia Government Bond	3.844%	4/15/2033	MYR	225	45,158
Malaysia Government Bond	4.16%	7/15/2021	MYR	1,010	231,524
Malaysia Government Bond	4.378%	11/29/2019	MYR	830	192,536
Total					549,093

Mexico 6.60%

Mexican Bonos	7.75%	5/29/2031	MXN	1,200	79,014
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	98,031
Mexican Bonos	8.00%	12/7/2023	MXN	4,200	280,472
Mexican Bonos	8.50%	5/31/2029	MXN	1,020	71,353
Total					528,870

Peru 4.26%

Peru Government Bond	5.20%	9/12/2023	PEN	1,125	305,991
Peru Government Bond	6.85%	2/12/2042	PEN	132	35,622
Total					341,613

Philippines 3.27%

Republic of Philippines	4.95%	1/15/2021	PHP	12,000	261,835

Poland 4.60%

Poland Government Bond	3.25%	7/25/2025	PLN	365	99,506
Poland Government Bond	5.25%	10/25/2020	PLN	460	137,510
Poland Government Bond	5.75%	9/23/2022	PLN	418	131,621
Total					368,637

Romania 3.94%

Romania Government Bond	4.75%	2/24/2025	RON	430	118,651
Romania Government Bond	5.85%	4/26/2023	RON	670	196,832
Total					315,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Russia 4.28%

Russian Federal Bond - OFZ	7.50%	3/15/2018	RUB	14,430	$205,601
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	6,785	89,595
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	3,735	47,965
Total					343,161

South Africa 9.09%

Republic of South Africa	6.25%	3/31/2036	ZAR	4,730	254,784
Republic of South Africa	7.25%	1/15/2020	ZAR	2,330	164,421
Republic of South Africa	10.50%	12/21/2026	ZAR	3,740	309,568
Total					728,773

Thailand 3.15%

Thailand Government Bond	3.58%	12/17/2027	THB	4,820	140,386
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	112,090
Total					252,476

Turkey 8.66%

Turkey Government Bond	7.10%	3/8/2023	TRY	838	224,503
Turkey Government Bond	7.40%	2/5/2020	TRY	815	237,198
Turkey Government Bond	8.30%	6/20/2018	TRY	750	232,411
Total					694,112
Total Foreign Government Obligations (cost $8,316,196)					6,446,421
Total Investments in Securities 91.36% (cost $9,696,803)					7,322,564
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 8.64%					692,111
Net Assets 100.00%					$8,014,675

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2015

TRY	Turkish lira.
ZAR	South African rand.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and future contract as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Morgan Stanley	12/9/2015	906,000	$86,823	$90,097	$3,274
Brazilian real	Buy	Morgan Stanley	12/21/2015	307,000	74,625	75,338	713
Indian rupee	Buy	Bank of America	12/21/2015	9,550,000	141,488	143,741	2,253
Japanese yen	Buy	Deutsche Bank AG	12/21/2015	9,760,000	80,908	81,475	567
Romanian new leu	Buy	Goldman Sachs	12/21/2015	28,000	7,070	7,071	1
Brazilian real	Sell	Goldman Sachs	12/21/2015	50,000	12,563	12,270	293
Colombian peso	Sell	Morgan Stanley	12/21/2015	655,000,000	215,000	210,162	4,838
Romanian new leu	Sell	Deutsche Bank AG	12/21/2015	968,000	247,111	244,449	2,662
South African rand	Sell	Morgan Stanley	12/21/2015	3,620,000	266,810	257,576	9,234
Taiwan dollar	Sell	Bank of America	12/21/2015	7,900,000	243,203	238,650	4,553
Turkish lira	Sell	Standard Charter Bank	12/21/2015	57,800	18,762	18,639	123
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$28,511

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	UBS AG	12/9/2015	804,000	$80,920	$79,954	$(966)
Chilean peso	Buy	Bank of America	12/21/2015	61,500,000	88,681	87,708	(973)
Colombian peso	Buy	Bank of America	12/21/2015	24,600,000	7,908	7,893	(15)
Colombian peso	Buy	Goldman Sachs	12/21/2015	655,000,000	211,461	210,162	(1,299)
Hungarian forint	Buy	Morgan Stanley	12/21/2015	19,300,000	70,363	68,785	(1,578)
Indonesian rupiah	Buy	Bank of America	12/21/2015	1,460,000,000	97,624	96,565	(1,059)
Malaysian ringgit	Buy	Bank of America	12/21/2015	490,000	114,437	111,231	(3,206)
Malaysian ringgit	Buy	Bank of America	12/21/2015	45,000	10,229	10,215	(14)
Mexican peso	Buy	Deutsche Bank AG	12/21/2015	1,300,000	78,027	76,417	(1,610)
Polish zloty	Buy	Standard Charter Bank	12/21/2015	1,685,000	452,423	442,391	(10,032)
Singapore dollar	Buy	Morgan Stanley	12/21/2015	116,000	81,642	81,299	(343)
South African rand	Buy	Deutsche Bank AG	12/21/2015	78,000	5,574	5,550	(24)
Thai baht	Buy	Citibank	12/21/2015	12,250,000	339,426	336,538	(2,886)
Argentine peso	Sell	Bank of America	12/9/2015	74,000	7,327	7,359	(32)
Chilean peso	Sell	Morgan Stanley	12/21/2015	111,560,000	158,493	159,101	(608)
Japanese yen	Sell	Morgan Stanley	12/21/2015	9,760,000	81,359	81,475	(116)
Mexican peso	Sell	Bank of America	12/21/2015	255,000	14,984	14,989	(5)
Peruvian Nuevo sol	Sell	Bank of America	12/21/2015	640,000	192,713	193,422	(709)
Philippine peso	Sell	Bank of America	12/21/2015	3,160,000	67,189	67,249	(60)
Polish zloty	Sell	Morgan Stanley	12/21/2015	133,000	34,872	34,919	(47)
Singapore dollar	Sell	Deutsche Bank AG	12/21/2015	116,000	81,229	81,299	(70)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(25,652)

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2015	7	Short	$(843,609)	$(833)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$876,143	$—	$876,143
Foreign Government Obligations	—	6,446,421	—	6,446,421
Total	$—	$7,322,564	$—	$7,322,564
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$28,511	$—	$28,511
Liabilities	—	(25,652)	—	(25,652)
Futures Contracts
Assets	—	—	—	—
Liabilities	(833)	—	—	(833)
Total	$(833)	$2,859	$—	$2,026

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.42%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,690,073	$33,041
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(c)	9,275,723	47,121
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	6,350,904	45,409
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(e)	16,333,957	109,274
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(f)	1,261,810	30,410
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(g)	228,949	1,000

Total Investments in Underlying Funds (cost $303,241,985)		266,255

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
MUNICIPAL BONDS 0.27%
Tax Revenue
PR Corp Sales Tax	5.00%	8/1/2040	CC	$250	156
PR Corp Sales Tax	5.25%	8/1/2040	CC	325	203
PR Corp. Sales Tax	6.05%	8/1/2037	CC	235	142
PR Corp. Sales Tax	6.35%	8/1/2057	CC	370	223
Total Municipal Bonds (cost $724,523)					724
Total Investments in Securities 99.69% (cost $303,966,508)					266,979
Other Assets in Excess of Liabilities(h) 0.31%					823
Net Assets 100.00%					$267,802

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high level of total return.
(f)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(g)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(h)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2015

Open Forward Foreign Currency Exchange Contracts at September 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indian rupee	Buy	Morgan Stanley	11/20/2015	23,490,000	$354,032	$355,514	$1,482
Australian dollar	Sell	Citibank	11/27/2015	8,740,000	6,254,257	6,116,281	137,976
Australian dollar	Sell	Goldman Sachs	11/27/2015	514,000	376,023	359,699	16,324
Australian dollar	Sell	Morgan Stanley	11/27/2015	1,050,000	760,521	734,794	25,727
Australian dollar	Sell	Standard Charter Bank	11/27/2015	506,000	369,681	354,101	15,580
British pound	Sell	Citibank	11/27/2015	367,000	571,125	555,022	16,103
British pound	Sell	Goldman Sachs	11/27/2015	181,000	282,418	273,730	8,688
British pound	Sell	Standard Charter Bank	11/27/2015	3,530,000	5,554,098	5,338,493	215,605
British pound	Sell	Standard Charter Bank	11/27/2015	177,000	277,472	267,681	9,791
Canadian dollar	Sell	Morgan Stanley	11/27/2015	468,000	360,013	350,599	9,414
Canadian dollar	Sell	Morgan Stanley	11/27/2015	959,000	729,582	718,429	11,153
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	464,000	354,559	347,603	6,956
Canadian dollar	Sell	Standard Charter Bank	11/27/2015	3,870,000	2,917,793	2,899,188	18,605
euro	Sell	Standard Charter Bank	11/27/2015	5,827,000	6,678,476	6,516,788	161,688
euro	Sell	Standard Charter Bank	11/27/2015	385,000	432,036	430,576	1,460
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$656,552

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Goldman Sachs	11/20/2015	3,360,000	$936,859	$833,136	$(103,723)
Malaysian ringgit	Buy	Goldman Sachs	11/20/2015	5,380,000	1,304,559	1,223,590	(80,969)
South African rand	Buy	Morgan Stanley	11/20/2015	8,740,000	664,093	625,352	(38,741)
Thai baht	Buy	Bank of America	11/20/2015	36,215,000	1,003,103	996,026	(7,077)
Turkish lira	Buy	Citibank	11/20/2015	2,880,000	953,272	937,344	(15,928)
euro	Sell	Bank of America	11/27/2015	393,000	438,953	439,522	(569)
euro	Sell	Morgan Stanley	11/27/2015	803,000	888,987	898,058	(9,071)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(256,078)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2015

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E- Mini S&P 500 Index	December 2015	20	Long	$1,908,700	$(57,534)
U.S. 10-Year Treasury Note	December 2015	55	Short	(7,080,391)	(40,800)
Totals				$(5,171,691)	$(98,334)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$266,255	$—	$—	$266,255
Municipal Bonds	—	724	—	724
Total	$266,255	$724	$—	$266,979
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$656	$—	$656
Liabilities	—	(256)	—	(256)
Futures Contracts
Assets	—	—	—	—
Liabilities	(98)	—	—	(98)
Total	$(98)	$400	$—	$302

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no Level 1/ Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(l)	Floating Rate Loans-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2015, each Fund had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of September 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$32,026,196	$501,182,521
Gross unrealized gain	240,495	1,021,926
Gross unrealized loss	(820,274)	(7,704,155)
Net unrealized security loss	$(579,779)	$(6,682,229)

Notes to Schedule of Investments (unaudited)(continued)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$9,755,821	$308,199,311
Gross unrealized gain	2,669	4,972,360
Gross unrealized loss	(2,435,926)	(46,192,238)
Net unrealized security loss	$(2,433,257)	$(41,219,878)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the period ended September 30, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the period ended September 30, 2015 (as described in note 2(e)) for speculative investment purposes. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Local Bond Fund, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended September 30, 2015 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps for the period ended September 30, 2015 (as described in note 2(k)) to hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended September 30, 2015 (as described in note 2(j)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

Notes to Schedule of Investments (unaudited)(continued)

As of September 30, 2015, each Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Corporate Debt Fund
Foreign Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts	$70,135
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$44,644

	Emerging Markets Currency Fund
	Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$3,689,384	—
Liability Derivatives
Credit Default Swaps	—	—	$6,672
Forward Foreign Currency Exchange Contracts	—	$20,390,173	—
Futures Contracts	$237,992	—	—
Interest Rate Swaps	$73,289	—	—

	Emerging Markets Local Bond Fund
	Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	$	$28,511
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$25,652
Futures Contracts	$833	—

	Multi-Asset Global Opportunity Fund
	Equity Index	Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	—	$656,552
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	—	$256,078
Futures Contracts	$57,534	$40,800	—

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended September 30, 2015:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2015	Fair Value at 9/30/2015	Net Realized Gain 1/1/2015 to 9/30/2015	Dividend Income 1/1/2015 to 9/30/2015
Lord Abbett Affiliated Fund, Inc.-Class I	201,757	13,586	(215,343)	—	$—	$(23,406)	$—
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	101	—	(101)	—	—	(29)	—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,641,685	113,631	(65,243)	1,690,073	33,040,926	369,305	—
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	7,591,673	2,104,071	(420,021)	9,275,723	47,120,674	(481,338)	1,079,612
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	242,925	11,999	(254,924)	—	—	(68,254)	—
Lord Abbett Investment Trust-High Yield Fund-Class I	7,076,807	741,983	(1,467,886)	6,350,904	45,408,962	(286,501)	2,136,354
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	13,131,186	3,324,564	(121,793)	16,333,957	109,274,172	(38,288)	3,382,181
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	1,367,113	212,642	(317,945)	1,261,810	30,409,623	3,494,468	5,394
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	—	2,994,292	(2,765,343)	228,949	1,000,508	(59,981)	71,626
Total					$266,254,865	$2,905,976	$6,675,167

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2015, the Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.41%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	17.70%
Lord Abbett Investment Trust - High Yield Fund - Class I	17.05%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	41.04%
Lord Abbett Mid Cap Stock Fund - Class I	11.42%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	0.38%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Fifth Third Bancorp	2.50%
XL Group plc	2.38%
SCANA Corp.	2.30%
M&T Bank Corp.	2.25%
Invesco Ltd.	2.20%
Whirlpool Corp.	2.14%
Everest Re Group Ltd.	1.93%
Westar Energy, Inc.	1.91%
Hartford Financial Services Group, Inc. (The)	1.78%
Kohl’s Corp.	1.63%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.95%
Consumer Staples	3.90%
Energy	8.60%
Financials	34.06%
Health Care	6.28%
Industrials	9.34%
Information Technology	9.58%
Materials	5.68%
Telecommunications Services	1.43%
Utilities	11.68%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.307%, 9/15/2017	1.01%
LB-UBS Commercial Mortgage Trust 2006-C6 AM, 5.413%, 9/15/2039	0.93%
U.S. Treasury Note, 0.875%, 10/15/2017	0.91%
Citigroup Commercial Mortgage Trust 2015-SSHP B, 1.857%, 9/15/2017	0.90%
Hewlett-Packard Enterprise Co., 2.059%, 10/5/2017	0.81%
Federal National Mortgage Assoc., 3.476%, 11/1/2040	0.80%
Aventura Mall Trust 2013-AVM A, 3.743%, 12/5/2032	0.76%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.711%, 12/10/2049	0.76%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.74%
Laclede Group, Inc. (The), 1.071%, 8/15/2017	0.73%

Holdings by Sector*	% of Investments
Asset-Backed	18.59%
Automotive	0.73%
Banking	4.30%
Basic Industry	3.22%
Capital Goods	1.77%
Consumer Goods	2.04%
Energy	8.90%
Financial Services	3.84%
Foreign Government	0.03%
Health Care	3.26%
Insurance	1.16%
Leisure	2.99%
Media	3.24%
Mortgage-Backed	33.09%
Municipal	0.46%
Real Estate	3.30%
Retail	0.50%
Services	0.08%
Technology & Electronics	2.92%
Telecommunications	2.21%
Transportation	1.59%
U.S. Government	0.91%
Utility	0.87%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Neptune Finco Corp., 10.875%, 10/15/2025	0.89%
MGM Resorts International, 6.00%, 3/15/2023	0.67%
Frontier Communications Corp., 11.00%, 9/15/2025	0.66%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.64%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.64%
DISH DBS Corp., 5.875%, 7/15/2022	0.60%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/2021	0.60%
Tenet Healthcare Corp., 6.75%, 6/15/2023	0.56%
AMC Networks, Inc., 4.75%, 12/15/2022	0.55%
Seven Generations Energy Ltd., 8.25%, 5/15/2020	0.52%

Holdings by Sector*	% of Investments
Asset Backed	0.14%
Automotive	2.35%
Banking	3.05%
Basic Industry	9.92%
Capital Goods	4.37%
Consumer Goods	5.65%
Energy	10.39%
Financial Services	3.67%
Foreign Government	0.41%
Healthcare	10.63%
Insurance	0.73%
Leisure	7.68%
Media	9.30%
Real Estate	0.52%
Retail	8.64%
Services	3.10%
Technology & Electronics	5.65%
Telecommunications	7.84%
Transportation	2.71%
Utility	2.15%
Repurchase Agreement	1.10%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.43%
Imperial Tobacco Group plc	2.38%
Snam SpA	2.31%
National Grid plc	2.08%
Whitecap Resources, Inc.	2.02%
Royal Dutch Shell plc Class A ADR	1.92%
Berkeley Group Holdings plc	1.91%
Enagas SA	1.88%
TeliaSonera AB	1.84%
SSE plc	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.26%
Consumer Staples	6.18%
Energy	9.59%
Financials	29.07%
Health Care	5.50%
Industrials	9.59%
Information Technology	1.66%
Materials	1.57%
Telecommunication Services	13.07%
Utilities	11.26%
Repurchase Agreement	3.25%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.57%
XL Group plc	2.40%
M&T Bank Corp.	2.23%
Edison International	2.16%
Cimarex Energy Co.	2.14%
Fidelity National Information Services, Inc.	2.13%
NVIDIA Corp.	2.05%
PPL Corp.	1.97%
Portland General Electric Co.	1.94%
WestRock Co.	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.06%
Consumer Staples	3.90%
Energy	7.78%
Financials	35.49%
Health Care	7.18%
Industrials	8.36%
Information Technology	10.84%
Materials	4.28%
Utilities	10.53%
Repurchase Agreement	1.58%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	3.02%
Air Lease Corp., 5.625%, 4/1/2017	0.78%
HBOS plc, 6.75%, 5/21/2018	0.72%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.69%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.64%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.63%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 6/15/2028	0.62%
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/2020	0.60%
Forest Laboratories LLC, 4.375%, 2/1/2019	0.56%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.857%, 11/14/2027	0.56%

Holdings by Sector*	% of Investments
Auto	2.09%
Basic Industry	0.63%
Capital Goods	0.08%
Consumer Cyclicals	2.77%
Consumer Discretionary	1.43%
Consumer Non-Cyclical	0.02%
Consumer Services	1.65%
Consumer Staples	2.09%
Energy	6.37%
Financial Services	54.02%
Foreign Government	0.22%
Health Care	5.71%
Integrated Oils	1.35%
Materials and Processing	3.13%
Municipal	0.61%
Producer Durables	0.32%
Technology	3.30%
Telecommunications	2.24%
Transportation	1.26%
U.S. Government	7.77%
Utilities	1.66%
Repurchase Agreement	1.28%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015